CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,567,732	$ 1,548,443	$ 994,093
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,335,204	2,000,496	1,844,174
Currency exchange and transaction loss/(gain)	130,467	(98,706)	212,510
Impairment of investments			368,355
Impairment of long-lived assets	19,015	127,875	75,064
Debt issuance cost amortization	28,502	89,244	36,892
Amortization of deferred connection fees	(96,676)	(95,706)	(67,057)
Equity in net income of associates	(49,443)	(70,649)	(60,313)
Provision for doubtful accounts	111,307	122,550	110,766
Inventory obsolescence expense and other provisions	30,160	27,825	12,225
Deferred tax loss/(benefit)	11,548	(45,448)	101,524
Write-off of non-recoverable VAT receivable	4,535	2,534	9,652
Change in fair value of derivatives			5,420
Other non-cash items	(13,839)	57,021	6,265
Changes in operating assets and liabilities:
Increase in accounts receivable	(212,222)	(301,764)	(216,654)
Increase in inventory	(15,356)	(105,859)	(111,998)
(Increase)/decrease in prepaid expenses and other current assets	(37,715)	141,976	14,299
(Increase)/decrease in VAT receivable	(38,087)	(53,265)	8,914
Increase in trade accounts payable, accrued liabilities and other current liabilities	31,545	222,630	222,744
Dividends received	42,328	47,973	25,355
Net cash provided by operating activities	3,849,005	3,617,170	3,592,230
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of subsidiaries, net of cash acquired	(219,474)	(195,106)	(270,540)
Purchases of property, plant and equipment	(2,239,787)	(1,914,331)	(1,942,402)
Purchases of intangible assets	(344,679)	(732,786)	(385,907)
Proceeds from sale of property, plant and equipment and assets held for sale	22,554	6,790	28,606
Purchases of short-term investments	(522,969)	(672,286)	(513,933)
Proceeds from sale of short-term investments	787,957	577,623	649,483
Purchase of other investments	(51,694)	(109,448)	(613)
Proceeds from sale of shares in Svyazinvest		843,158
Proceeds from sales of other investments	7,485	15,989	44,003
Investments in and advances to/from associates	3,000	(2,900)	1,950
Decrease in restricted cash	2,568	1,670	17,182
Net cash used in investing activities	(2,555,039)	(2,181,627)	(2,372,171)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash payments for the acquisitions of subsidiaries from related parties and non-controlling interests (Note 3)	(864,081)	(739,756)	(1,345,820)
Contingent consideration paid on acquisition of subsidiaries	(13,532)
Proceeds from issuance of notes	228,333	1,560,028	1,003,226
Repurchase of common stock	(67)
Proceeds from issuance of common stock	13,442
Repayment of notes	(49,409)	(862,403)	(9,182)
Notes and debt issuance cost	(70,774)	(65,697)	(105,137)
Capital lease obligation principal paid	(9,348)	(12,841)	(15,592)
Dividends paid	(1,239,828)	(975,822)	(1,266,102)
Proceeds from loans	2,043,521	2,839,644	3,598,100
Loan principal paid	(308,565)	(4,779,595)	(1,728,544)
Net cash (used in)/provided by financing activities	(270,308)	(3,036,442)	130,949
Effect of exchange rate changes on cash and cash equivalents	(100,526)	(417)	42,015
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	923,132	(1,601,316)	1,393,023
CASH AND CASH EQUIVALENTS, beginning of the year	927,694	2,529,010	1,135,987
CASH AND CASH EQUIVALENTS, end of the year	1,850,826	927,694	2,529,010
SUPPLEMENTAL INFORMATION:
Income taxes paid	511,961	400,116	432,066
Interest paid	633,116	671,354	510,784
Non-cash investing and financing activities:
Contributed property, plant and equipment	6,110	2,814	3,213
Additions to network equipment and software under capital lease			830
Equipment acquired through vendor financing			27,983
Amounts owed for capital expenditures	229,064	180,528	236,364
Payable related to business acquisitions	$ 6,857	$ 23,281	$ 37,985